Financing Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Financing Receivables
(7)	Financing Receivables

The Company’s financing receivables comprise nontrade receivables. Nontrade receivables are amounts for policy or contract premiums due from the agents and broker-dealers, or amounts due from reinsurers. The nontrade receivables are evaluated on a collective basis for impairment.

Rollforward of Allowance for Credit Losses

The allowance for credit losses and recorded investment in financing receivables as of June 30, 2016 and December 31, 2015 are shown below:

	June 30, 2016	December 31, 2015

Nontrade Receivables
Allowance for credit losses:
Beginning balance	$33	20
Provision	6	13

Ending balance	39	33

Ending balance collectively evaluated for impairment	$39	33

Financing receivables:
Ending balance	$110	91

Ending balance collectively evaluated for impairment	$110	91

Credit Quality Indicators

The Company analyzes certain financing receivables for credit risk by using specific credit quality indicators. The Company’s nontrade receivables are analyzed for credit risk based upon the customer classification of agent or reinsurer. The nontrade receivable and allowance for credit losses by customer classification as of June 30, 2016 and December 31, 2015 are shown below:

	June 30, 2016			December 31, 2015
	Agent	Reinsurer	Total	Agent	Reinsurer	Total
Nontrade receivables	$40	70	110	41	50	91
Allowance for credit losses	(39)	—	(39)	(33)	—	(33)

Net nontrade receivable	$1	70	71	8	50	58

Past-due Aging Analysis

Aging analysis of past-due financing receivables as of June 30, 2016 and December 31, 2015 is shown below:

	31–60 past due	61–90 past due	Greater than 90 past due	Total past due	Current	Total
June 30, 2016:
Nontrade receivables	$38	—	39	77	33	110

	31–60 past due	61–90 past due	Greater than 90 past due	Total past due	Current	Total
December 31, 2015:
Nontrade receivables	$29	—	33	62	29	91

As of June 30, 2016, the Company’s financing receivables do not include any balances, which are on a nonaccrual status, classified as a troubled debt restructuring, or impaired without a corresponding allowance for credit loss.

(7)	Financing Receivables

The Company’s financing receivables comprise nontrade receivables. Nontrade receivables are amounts for policy or contract premiums due from the agents and broker-dealers, or amounts due from reinsurers. The nontrade receivables are evaluated on a collective basis for impairment. For additional information, see receivables section of note 2.

Rollforward of Allowance for Credit Losses

The allowance for credit losses and recorded investment in financing receivables as of December 31 are shown below:

	2015	2014

Nontrade Receivables
Allowance for credit losses:
Beginning balance	$20	18
Provision	13	2

Ending balance	33	20

Ending balance collectively evaluated for impairment	$33	20

Financing receivables:
Ending balance	$91	80

Ending balance collectively evaluated for impairment	$91	80

Credit Quality Indicators

The Company analyzes certain financing receivables for credit risk by using specific credit quality indicators. The Company’s nontrade receivables are analyzed for credit risk based upon the customer classification of agent or reinsurer. The nontrade receivable and allowance for credit losses by customer classification as of December 31 are shown below:

	2015			2014
	Agent	Reinsurer	Total	Agent	Reinsurer	Total
Nontrade receivables	$41	50	91	23	57	80
Allowance for credit losses	(33)	—	(33)	(20)	—	(20)

Net nontrade receivable	$8	50	58	3	57	60

Past-due Aging Analysis

Aging analysis of past-due financing receivables as of December 31 is shown below:

	31–60 past due	61–90 past due	Greater than 90 past due	Total past due	Current	Total
2015:
Nontrade receivables	$29	—	33	62	29	91

	31–60 past due	61–90 past due	Greater than 90 past due	Total past due	Current	Total
2014:
Nontrade receivables	$24	3	21	48	32	80

As of December 31, 2015, the Company’s financing receivables do not include any balances, which are on a nonaccrual status, classified as a troubled debt restructuring, or impaired without a corresponding allowance for credit loss.